Financial Instruments - Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets (Details) - Liquidity risk - GBP (£)
	Dec. 31, 2018	Dec. 31, 2017
LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 7,733,000	£ 7,154,000
BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	1,807,000	1,807,000
Trade payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	2,839,000	1,214,000
Trade payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	12,000	74,000
Other payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	4,882,000	5,866,000
Accruals | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 1,807,000	£ 1,807,000